Expense Example, No Redemption - (Allspring U.S. Equity Funds - Classes A, C, R6, Administrator and Institutional) - Class C	Jul. 31, 2025 USD ($)
(Allspring Disciplined U.S. Core Fund)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 62
Expense Example, No Redemption, 3 Years	502
Expense Example, No Redemption, 5 Years	866
Expense Example, No Redemption, 10 Years	1,889
(Allspring Large Cap Core Fund)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	85
Expense Example, No Redemption, 3 Years	600
Expense Example, No Redemption, 5 Years	1,040
Expense Example, No Redemption, 10 Years	$ 2,264